Employee Benefit Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2019 CAD ($) item	Aug. 31, 2018 CAD ($)
Disclosure of defined benefit plans [line items]
Voluntary employee contributions	25.00%
Number of denfined benefit plans | item	2
Length of service for eligible benefits	3 years
Post-retirement benefit plan expense	$ 12	$ 16
Estimate of contributions expected to be paid to plan for next annual reporting period	6
Discount Rate [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	88
Rate Of Compensation Increase [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 14
Defined Benefit Plans - Non-Union [Member]
Disclosure of defined benefit plans [line items]
Employer contribution on eligible earnings, percentage	5.00%
Post-retirement benefit plan expense	$ 31	32
Defined Benefit Plans - Union [Member]
Disclosure of defined benefit plans [line items]
Employer contribution on eligible earnings, percentage	9.80%
Post-retirement benefit plan expense	$ 23	21
SERP [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit plans	17 years 2 months 12 days
Post-retirement benefit plan expense	$ 6	$ 8
SERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.90%	3.70%
SERP [Member] | Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.70%	3.70%
ERP [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit plans	20 years
Post-retirement benefit plan expense	$ 6	$ 8
ERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.90%	3.70%
ERP [Member] | Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.70%	3.70%
Other Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit plans	17 years 2 months 12 days
Effect of changes in demographic assumptions	$ 1	$ (1)
Other Benefit Plans [Member] | Discount Rate [Member]
Disclosure of defined benefit plans [line items]
Effect of changes in demographic assumptions	$ 1
Other Benefit Plans [Member] | Accrued Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.90%	3.70%
Other Benefit Plans [Member] | Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.70%	3.80%